RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company compensated its officers $182,500 and $65,000, net of conversion to common stock, for the three months ended April 30, 2026, and 2025, respectively.

On July 31, 2025, Mr. Brodkey and Mr. Scannell elected to convert accrued compensation of $42,500 and $87,500 into 121,429 and 250,000 shares of common stock, respectively. The conversion rate was $0.35 per share.

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 4, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 20, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on December 3, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on April 15, 2026. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On April 30, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 7,083 and 14,583 shares of common stock, respectively.

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 5, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 10, 2025, the Company issued Scannell 10,000 warrants for 10,000 shares of common stock at an exercise price of $4.80.

On August 18, 2025, Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On September 25, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On October 14, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On October 31, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is due on February 28, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On October 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,037 and 12,429 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,588 shares of common stock. The conversion rate was $7.04 per share.

On December 1, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On December 11, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On December 23, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On January 31, 2026, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 5,445 and 12,284 shares of common stock, respectively. Additionally, other parties converted $51,667 of accrued compensation into 8,575 shares of common stock. The conversion rate was $7.10 per share.

On March 9, 2026, the Company issued a promissory note for $100,000 to Rudofsky. The note bears interest at 8% and is due on March 9, 2027.

As of April 30, 2026, the Company has payables of $61,293 to Brodkey and $12,820 to Scannell.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company compensated its officers $520,000 and $784,167, net of conversion to common stock, for the years ended January 31, 2026, and 2025, respectively.

On April 3, 2024, the officers of the Company, Steven Rudofsky (“Rudofsky”), Andrew Brodkey (“Brodkey”), and Scannell each elected to exercise 268,00 vested stock options with a strike price of $2.50 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 169,250 shares per officer, or a total of 507,750 common shares.

On April 4, 2024, Feehan, a company controlled by Scannell, the Company’s chief financial officer and director and Brodkey executed cashless conversion of 133,333 and 65,333 warrants, respectively, into 83,334 and 40,833 shares of common stock, respectively.

On April 5, 2024, Rudofsky, Feehan, Brodkey, and Dykes converted notes payable of $125,000, $200,000, $98,000, and $30,000, respectively, into 83,333, 133,333, 65,333, and 20,000 shares of common stock, respectively.

On April 8, 2024, Rudofsky executed cashless conversion of 83,333 warrants into 52,083 shares of common stock.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 9,766, 5,469, and 19,531 shares of common stock, respectively.

On July 31, 2025, Mr. Brodkey and Mr. Scannell elected to convert accrued compensation of $42,500 and $87,500 into 121,429 and 250,000 shares of common stock, respectively. The conversion rate was $0.35 per share.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 8,500, 6,250, and 17,500 shares of common stock, respectively.

On September 25, 2024, the Company issued stock incentives to Brodkey (128,500 shares valued at $565,400), Scannell (125,000 shares valued at $550,000), and Rudofsky (6,250 shares valued at $27,500).

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 4, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 9,659 and 19,886 shares of common stock, respectively.

On November 5, 2024, Rudofsky exercised 25,000 warrants at $3.00 for $75,000.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on November 20, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on December 3, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 5,339 and 10,992 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 6,910 and 7,852 shares of common stock, respectively.

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note was due on April 15, 2026. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On April 30, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 7,083 and 14,583 shares of common stock, respectively.

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note was due on October 28, 2025. On October 31, 2025, the due date was extended to April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 5, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 10, 2025, the Company issued to Scannell 10,000 warrants for 10,000 shares of common stock at an exercise price of $4.80.

On August 18, 2025, Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On September 25, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On October 14, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On October 31, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is due on February 28, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On October 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,037 and 12,429 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,588 shares of common stock. The conversion rate was $7.04 per share.

On December 1, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 11, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is due on April 30, 2026. See Note 3. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 23, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On January 31, 2026, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 5,445 and 12,284 shares of common stock, respectively. Additionally, other parties converted $51,667 of accrued compensation into 8,575 shares of common stock. The conversion rate was $7.10 per share.

As of January 31, 2026, the Company has payables of $61,293 to Brodkey and $12,820 to Scannell.